ING SENIOR INCOME FUND

(“Fund”)

Supplement dated December 17, 2013

To the Fund’s Class A, Class B, Class C, Class I, and Class W Common Shares

Statement of Additional Information

dated November 22, 2013

(“SAI”)

Effective immediately, Item (7) of the section entitled “Investment Restrictions” of the Fund’s SAI is revised as follows:

7.                                      make investments on margin, hypothecate, mortgage, or pledge any of its assets except for the purpose of providing security for borrowings in an amount up to 33 1/3% of the Fund’s total assets as described above in paragraph 1.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE